Goodwill and Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of identifiable intangible assets
	September 30, 2021
	Estimated Useful Life (Years)	Gross Amount	Accumulated Amortization	Impairment	Carrying Value
Amortized
Customer relationships	6 years	$215,900	$(43,554)	$(27,023)	$145,323
Patent	10 years	873,263	(21,832)	-	851,431
Total amortized		1,089,163	(65,386)	(27,023)	996,754

Indefinite-lived
In-process research and development	Indefinite	3,209,000	-	-	3,209,000
Trademark/trade name	Indefinite	1,340,000	-	(167,723)	1,172,277
Developed manufacturing process	Indefinite	1,330,000	-	(166,472)	1,163,528
Total indefinite-lived		5,879,000	-	(334,195)	5,544,805

Total identifiable intangible assets		$6,968,163	$(65,386)	$(361,218)	$6,541,559

	December 31, 2020
	Estimated Useful Life (Years)	Gross Amount	Accumulated Amortization	Impairment	Carrying Value
Amortized
Customer relationships	6 years	$215,900	$(43,554)	$(27,023)	$145,323
Total amortized		215,900	(43,554)	(27,023)	145,323

Indefinite-lived
Trademark/trade name	Indefinite	1,340,000	-	(167,723)	1,172,277
Developed manufacturing process	Indefinite	1,330,000	-	(166,472)	1,163,528
Total indefinite-lived		2,670,000	-	(334,195)	2,335,805

Total identifiable intangible assets		$2,885,900	$(43,554)	$(361,218)	$2,481,128

	December 31, 2020
	Estimated Useful Life (Years)	Gross Amount	Accumulated Amortization	Impairment	Carrying Value
Amortized
Customer relationships	6 years	$215,900	$(43,554)	$(27,023)	$145,323
Total amortized		215,900	(43,554)	(27,023)	145,323

Indefinite-lived
Trademark/trade name	Indefinite	1,340,000	-	(167,723)	1,172,277
Developed manufacturing process	Indefinite	1,330,000	-	(166,472)	1,163,528
Total indefinite-lived		2,670,000	-	(334,195)	2,335,805

Total identifiable intangible assets		$2,885,900	$(43,554)	$(361,218)	$2,481,128

	December 31, 2019
	Estimated Useful Life (Years)	Gross Amount	Accumulated Amortization	Impairment	Carrying Value
Amortized
Customer relationships	6 years	$215,900	$(16,653)	$-	$199,247
Total amortized		215,900	(16,653)	-	199,247

Indefinite-lived
Trademark/trade name	Indefinite	1,340,000	-	-	1,340,000
Developed manufacturing process	Indefinite	1,330,000	-	-	1,330,000
Total indefinite-lived		2,670,000	-	-	2,670,000

Total identifiable intangible assets		$2,885,900	$(16,653)	$-	$2,869,247